American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Corporate Bond ETF (KORP)
November 30, 2023

Diversified Corporate Bond ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 95.3%
Aerospace and Defense — 1.7%
Boeing Co., 4.875%, 5/1/25	490,000	484,967
Boeing Co., 5.15%, 5/1/30	992,000	983,272
Lockheed Martin Corp., 4.45%, 5/15/28	873,000	862,505
RTX Corp., 2.25%, 7/1/30	1,708,000	1,422,285
TransDigm, Inc., 7.125%, 12/1/31(1)	13,000	13,239
		3,766,268
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31	209,000	163,702
Automobiles — 3.1%
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	600,000	586,760
Ford Motor Credit Co. LLC, 6.80%, 5/12/28(2)	400,000	407,254
Ford Motor Credit Co. LLC, 6.80%, 11/7/28	800,000	817,295
General Motors Financial Co., Inc., 5.40%, 4/6/26	375,000	373,386
Hyundai Capital America, 5.95%, 9/21/26(1)	735,000	738,563
Hyundai Capital America, 6.20%, 9/21/30(1)	452,000	460,292
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	655,000	667,284
Toyota Motor Credit Corp., 4.55%, 5/17/30	841,000	818,823
Toyota Motor Credit Corp., 5.55%, 11/20/30	800,000	817,606
Volkswagen Group of America Finance LLC, 5.70%, 9/12/26(1)	1,200,000	1,199,997
		6,887,260
Banks — 23.0%
Banco Santander SA, 5.59%, 8/8/28	900,000	894,527
Banco Santander SA, 6.92%, 8/8/33	400,000	398,276
Banco Santander SA, VRN, 6.53%, 11/7/27	1,400,000	1,424,937
Bank of America Corp., VRN, 5.82%, 9/15/29	295,000	297,783
Bank of America Corp., VRN, 2.88%, 10/22/30	1,577,000	1,355,274
Bank of America Corp., VRN, 4.57%, 4/27/33	3,300,000	3,028,586
Bank of Montreal, 5.72%, 9/25/28	1,705,000	1,726,682
Bank of Nova Scotia, 5.35%, 12/7/26(3)	950,000	947,855
Barclays PLC, VRN, 2.28%, 11/24/27	1,527,000	1,369,609
Barclays PLC, VRN, 6.69%, 9/13/34	200,000	203,871
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	710,000	703,481
BPCE SA, 5.15%, 7/21/24(1)	790,000	782,047
BPCE SA, 6.71%, 10/19/29(1)	900,000	918,937
Canadian Imperial Bank of Commerce, 5.93%, 10/2/26	1,695,000	1,721,282
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	1,014,000	996,492
Citibank NA, 5.49%, 12/4/26(3)	690,000	693,736
Citigroup, Inc., VRN, 3.52%, 10/27/28	771,000	717,318
Citigroup, Inc., VRN, 3.98%, 3/20/30	842,000	777,847
Citigroup, Inc., VRN, 4.41%, 3/31/31	828,000	767,976
Citigroup, Inc., VRN, 2.52%, 11/3/32	1,194,000	945,703
Citigroup, Inc., VRN, 3.06%, 1/25/33	39,000	32,008
Citigroup, Inc., VRN, 6.27%, 11/17/33	280,000	288,878
Credit Agricole SA, 4.125%, 1/10/27(1)	500,000	478,225
Credit Agricole SA, VRN, 6.32%, 10/3/29(1)	382,000	389,644
Danske Bank A/S, VRN, 6.26%, 9/22/26(1)	1,540,000	1,551,038
Discover Bank, VRN, 5.97%, 8/9/28	414,000	384,811
Fifth Third Bank NA, 3.85%, 3/15/26	500,000	473,145
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	510,000	511,088

HSBC Holdings PLC, VRN, 6.16%, 3/9/29	3,749,000	3,797,976
Huntington Bancshares, Inc., VRN, 6.21%, 8/21/29	319,000	319,695
Intesa Sanpaolo SpA, 6.625%, 6/20/33(1)	720,000	705,637
Intesa Sanpaolo SpA, 7.20%, 11/28/33(1)	250,000	253,341
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	471,000	445,012
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	835,000	859,692
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	1,269,000	1,065,133
JPMorgan Chase & Co., VRN, 2.58%, 4/22/32	1,900,000	1,553,570
JPMorgan Chase & Co., VRN, 6.25%, 10/23/34	235,000	245,549
KeyBank NA, 4.39%, 12/14/27	580,000	528,021
KeyCorp, VRN, 3.88%, 5/23/25	522,000	505,297
Lloyds Banking Group PLC, 4.50%, 11/4/24	1,000,000	982,445
Lloyds Banking Group PLC, VRN, 5.99%, 8/7/27	923,000	925,622
PNC Financial Services Group, Inc., VRN, 6.62%, 10/20/27	465,000	475,909
PNC Financial Services Group, Inc., VRN, 5.94%, 8/18/34	322,000	320,836
Royal Bank of Canada, 4.24%, 8/3/27	1,383,000	1,340,955
Societe Generale SA, VRN, 6.69%, 1/10/34(1)	218,000	218,591
Toronto-Dominion Bank, 4.69%, 9/15/27	800,000	785,809
Truist Bank, 3.30%, 5/15/26	1,359,000	1,270,322
Truist Bank, VRN, 2.64%, 9/17/29	1,159,000	1,062,873
Truist Financial Corp., VRN, 7.16%, 10/30/29	1,009,000	1,055,259
U.S. Bancorp, VRN, 6.79%, 10/26/27	1,410,000	1,453,812
U.S. Bancorp, VRN, 5.78%, 6/12/29	1,460,000	1,459,926
UniCredit SpA, 7.83%, 12/4/23(1)	475,000	475,000
Wells Fargo & Co., VRN, 3.58%, 5/22/28	852,000	798,306
Wells Fargo & Co., VRN, 5.57%, 7/25/29	525,000	524,411
Wells Fargo & Co., VRN, 6.30%, 10/23/29	865,000	891,405
Wells Fargo & Co., VRN, 4.48%, 4/4/31	623,000	581,711
Wells Fargo & Co., VRN, 4.90%, 7/25/33	222,000	207,726
Wells Fargo & Co., VRN, 5.39%, 4/24/34	534,000	513,946
Wells Fargo & Co., VRN, 5.56%, 7/25/34	476,000	463,957
Westpac Banking Corp., 5.54%, 11/17/28	970,000	986,676
		51,855,476
Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	2,628,000	2,621,831
Biotechnology — 1.9%
AbbVie, Inc., 3.60%, 5/14/25	945,000	922,753
AbbVie, Inc., 3.20%, 11/21/29	918,000	833,770
Amgen, Inc., 5.25%, 3/2/25	1,385,000	1,380,161
Amgen, Inc., 4.05%, 8/18/29	821,000	781,631
Amgen, Inc., 5.25%, 3/2/33	295,000	292,134
		4,210,449
Building Products — 0.6%
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	280,000	275,721
Carrier Global Corp., 5.90%, 3/15/34(1)	1,000,000	1,029,546
		1,305,267
Capital Markets — 8.5%
Ameriprise Financial, Inc., 5.70%, 12/15/28	221,000	226,272
Ares Capital Corp., 4.25%, 3/1/25	501,000	485,662
Ares Capital Corp., 7.00%, 1/15/27	515,000	520,979
Bank of New York Mellon Corp., VRN, 4.95%, 4/26/27	1,099,000	1,086,976
Bank of New York Mellon Corp., VRN, 6.47%, 10/25/34	577,000	610,391
Blue Owl Capital Corp., 3.40%, 7/15/26	498,000	453,634
Blue Owl Credit Income Corp., 7.75%, 1/15/29(1)(3)	570,000	566,875
Charles Schwab Corp., 5.875%, 8/24/26	1,110,000	1,121,193

Charles Schwab Corp., VRN, 6.20%, 11/17/29	117,000	118,808
Charles Schwab Corp., VRN, 5.85%, 5/19/34	218,000	215,509
Charles Schwab Corp., VRN, 6.14%, 8/24/34	121,000	121,385
Deutsche Bank AG, VRN, 7.15%, 7/13/27	989,000	1,009,166
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	463,000	459,933
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	1,361,000	1,222,618
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	435,000	450,480
Goldman Sachs Group, Inc., VRN, 1.99%, 1/27/32	665,000	515,993
Goldman Sachs Group, Inc., VRN, 2.65%, 10/21/32	742,000	592,266
Golub Capital BDC, Inc., 7.05%, 12/5/28(3)	850,000	840,880
LPL Holdings, Inc., 6.75%, 11/17/28	288,000	294,845
Macquarie Bank Ltd., 5.39%, 12/7/26(1)(3)	415,000	415,056
Morgan Stanley, VRN, 1.16%, 10/21/25	785,000	749,530
Morgan Stanley, VRN, 3.77%, 1/24/29	807,000	752,929
Morgan Stanley, VRN, 5.12%, 2/1/29	173,000	170,349
Morgan Stanley, VRN, 5.16%, 4/20/29	290,000	285,302
Morgan Stanley, VRN, 5.45%, 7/20/29	312,000	310,966
Morgan Stanley, VRN, 6.41%, 11/1/29	775,000	802,757
Morgan Stanley, VRN, 2.70%, 1/22/31	1,442,000	1,218,195
Morgan Stanley, VRN, 4.89%, 7/20/33	598,000	560,395
Morgan Stanley, VRN, 5.42%, 7/21/34	296,000	287,194
Nasdaq, Inc., 5.55%, 2/15/34	464,000	463,953
UBS AG, 5.80%, 9/11/25	1,417,000	1,422,631
UBS Group AG, VRN, 2.75%, 2/11/33(1)	430,000	335,578
UBS Group AG, VRN, 6.30%, 9/22/34(1)	500,000	504,994
		19,193,694
Commercial Services and Supplies — 1.2%
Republic Services, Inc., 4.875%, 4/1/29	222,000	221,264
Veralto Corp., 5.50%, 9/18/26(1)	1,275,000	1,280,101
Veralto Corp., 5.45%, 9/18/33(1)	590,000	587,050
Waste Connections, Inc., 4.25%, 12/1/28	720,000	693,940
		2,782,355
Construction and Engineering — 0.3%
Quanta Services, Inc., 2.35%, 1/15/32(2)	897,000	702,894
Consumer Finance — 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	745,000	748,838
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	760,000	747,075
Capital One Financial Corp., VRN, 7.15%, 10/29/27	298,000	303,263
Synchrony Financial, 4.25%, 8/15/24	431,000	423,844
		2,223,020
Containers and Packaging — 0.3%
Berry Global, Inc., 5.50%, 4/15/28(1)	701,000	690,222
Distributors — 0.2%
Genuine Parts Co., 6.50%, 11/1/28	408,000	423,109
Diversified REITs — 2.0%
Agree LP, 2.90%, 10/1/30	446,000	370,385
Brixmor Operating Partnership LP, 3.90%, 3/15/27	842,000	788,895
Essex Portfolio LP, 3.00%, 1/15/30	714,000	613,070
Extra Space Storage LP, 5.50%, 7/1/30	1,082,000	1,066,457
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	407,000	398,026
Kilroy Realty LP, 4.25%, 8/15/29	122,000	106,196
Kilroy Realty LP, 3.05%, 2/15/30	159,000	127,091
Simon Property Group LP, 6.25%, 1/15/34	197,000	203,786
Spirit Realty LP, 4.00%, 7/15/29	462,000	423,888
Spirit Realty LP, 3.20%, 2/15/31	332,000	282,216
		4,380,010

Diversified Telecommunication Services — 2.5%
AT&T, Inc., 5.40%, 2/15/34	732,000	723,878
Sprint Capital Corp., 6.875%, 11/15/28	1,860,000	1,968,393
Sprint Capital Corp., 8.75%, 3/15/32	1,000,000	1,195,941
Verizon Communications, Inc., 2.55%, 3/21/31	1,953,000	1,622,489
		5,510,701
Electric Utilities — 5.9%
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/1/32	1,040,000	981,816
Duke Energy Carolinas LLC, 4.95%, 1/15/33	1,337,000	1,310,949
Duke Energy Corp., 2.55%, 6/15/31	1,014,000	828,507
Duke Energy Florida LLC, 5.875%, 11/15/33	160,000	165,631
Exelon Corp., 2.75%, 3/15/27	1,104,000	1,025,772
Florida Power & Light Co., 2.45%, 2/3/32	998,000	820,889
Georgia Power Co., 4.65%, 5/16/28	1,116,000	1,096,694
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	1,459,000	1,414,620
MidAmerican Energy Co., 6.75%, 12/30/31	1,750,000	1,927,117
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28	888,000	876,037
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	550,000	532,077
NRG Energy, Inc., 2.00%, 12/2/25(1)	492,000	452,702
Pacific Gas & Electric Co., 6.40%, 6/15/33	264,000	267,333
Pacific Gas & Electric Co., 6.95%, 3/15/34	200,000	210,937
Southern Co., 5.20%, 6/15/33	360,000	353,531
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	484,000	378,098
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	583,000	574,184
		13,216,894
Electrical Equipment — 0.2%
Regal Rexnord Corp., 6.40%, 4/15/33(1)	407,000	401,351
Entertainment — 0.7%
Warnermedia Holdings, Inc., 3.64%, 3/15/25	531,000	516,705
Warnermedia Holdings, Inc., 3.79%, 3/15/25	135,000	131,610
Warnermedia Holdings, Inc., 3.76%, 3/15/27	883,000	833,388
		1,481,703
Financial Services — 1.4%
Antares Holdings LP, 2.75%, 1/15/27(1)	255,000	220,595
Antares Holdings LP, 7.95%, 8/11/28(1)	315,000	318,382
Corebridge Financial, Inc., 3.90%, 4/5/32	436,000	381,976
GE Capital Funding LLC, 4.55%, 5/15/32	1,035,000	974,023
Nationwide Building Society, 4.85%, 7/27/27(1)	1,316,000	1,286,867
		3,181,843
Food Products — 1.3%
J M Smucker Co., 5.90%, 11/15/28	729,000	746,610
Kraft Heinz Foods Co., 3.875%, 5/15/27	1,470,000	1,413,546
Mars, Inc., 4.75%, 4/20/33(1)	883,000	857,972
		3,018,128
Gas Utilities — 0.8%
CenterPoint Energy Resources Corp., 5.25%, 3/1/28	1,678,000	1,686,375
Ground Transportation — 1.6%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	600,000	565,374
Ashtead Capital, Inc., 5.50%, 8/11/32(1)	800,000	764,465
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	302,000	293,517
Triton Container International Ltd., 1.15%, 6/7/24(1)	1,071,000	1,043,978
United Rentals North America, Inc., 6.00%, 12/15/29(1)	998,000	997,219
		3,664,553
Health Care Equipment and Supplies — 1.4%
GE HealthCare Technologies, Inc., 5.60%, 11/15/25	1,000,000	1,001,482

GE HealthCare Technologies, Inc., 5.65%, 11/15/27	480,000	486,347
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	1,719,000	1,646,748
		3,134,577
Health Care Providers and Services — 5.8%
Centene Corp., 4.25%, 12/15/27	1,880,000	1,776,271
Cigna Group, 4.375%, 10/15/28	1,122,000	1,082,945
CVS Health Corp., 5.00%, 1/30/29	1,354,000	1,346,964
CVS Health Corp., 5.25%, 2/21/33	709,000	697,270
HCA, Inc., 5.20%, 6/1/28	564,000	556,204
HCA, Inc., 4.125%, 6/15/29	1,070,000	992,892
Humana, Inc., 3.70%, 3/23/29(2)	1,093,000	1,022,520
IQVIA, Inc., 6.25%, 2/1/29(1)	1,395,000	1,417,687
Quest Diagnostics, Inc., 6.40%, 11/30/33	467,000	494,677
Tenet Healthcare Corp., 6.25%, 2/1/27	560,000	557,991
UnitedHealth Group, Inc., 4.25%, 1/15/29	1,621,000	1,581,610
UnitedHealth Group, Inc., 2.30%, 5/15/31	898,000	749,102
UnitedHealth Group, Inc., 5.35%, 2/15/33	750,000	766,111
		13,042,244
Hotels, Restaurants and Leisure — 1.3%
Hyatt Hotels Corp., 5.75%, 1/30/27	666,000	674,305
Marriott International, Inc., 5.45%, 9/15/26	945,000	950,379
Marriott International, Inc., 4.625%, 6/15/30	626,000	596,548
Starbucks Corp., 2.55%, 11/15/30	888,000	759,127
		2,980,359
Industrial REITs — 0.3%
LXP Industrial Trust, 6.75%, 11/15/28	637,000	648,377
Insurance — 1.0%
American International Group, Inc., 5.125%, 3/27/33	725,000	705,256
Athene Global Funding, 2.50%, 1/14/25(1)	507,000	485,241
Belrose Funding Trust, 2.33%, 8/15/30(1)	249,000	188,809
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	132,000	105,169
MetLife, Inc., 5.375%, 7/15/33	839,000	836,270
		2,320,745
IT Services — 0.7%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	682,000	634,137
Kyndryl Holdings, Inc., 2.70%, 10/15/28	916,000	777,977
Kyndryl Holdings, Inc., 3.15%, 10/15/31	168,000	133,461
		1,545,575
Leisure Products — 0.3%
Mattel, Inc., 5.875%, 12/15/27(1)	660,000	649,556
Life Sciences Tools and Services — 0.7%
Illumina, Inc., 5.80%, 12/12/25	660,000	657,526
Thermo Fisher Scientific, Inc., 5.00%, 12/5/26(3)	1,000,000	1,002,625
		1,660,151
Machinery — 1.9%
CNH Industrial Capital LLC, 5.45%, 10/14/25	909,000	906,651
Ingersoll Rand, Inc., 5.70%, 8/14/33	317,000	321,009
John Deere Capital Corp., 4.95%, 7/14/28	1,581,000	1,585,028
John Deere Capital Corp., 4.70%, 6/10/30	985,000	973,839
Parker-Hannifin Corp., 4.25%, 9/15/27	513,000	499,654
		4,286,181
Media — 3.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/26	514,000	520,572
Comcast Corp., 7.05%, 3/15/33	2,475,000	2,790,965
Cox Communications, Inc., 3.15%, 8/15/24(1)	1,664,000	1,630,807

Cox Communications, Inc., 5.70%, 6/15/33(1)	553,000	550,596
Fox Corp., 6.50%, 10/13/33	675,000	702,514
WPP Finance 2010, 3.75%, 9/19/24	1,579,000	1,553,208
		7,748,662
Metals and Mining — 1.2%
BHP Billiton Finance USA Ltd., 5.25%, 9/8/26	1,483,000	1,492,437
Glencore Funding LLC, 6.375%, 10/6/30(1)	450,000	465,591
Glencore Funding LLC, 2.625%, 9/23/31(1)	225,000	181,166
South32 Treasury Ltd., 4.35%, 4/14/32(1)	744,000	642,906
		2,782,100
Multi-Utilities — 2.8%
Ameren Corp., 5.70%, 12/1/26	1,000,000	1,009,098
Ameren Corp., 3.50%, 1/15/31	377,000	333,363
Ameren Illinois Co., 4.95%, 6/1/33	670,000	652,039
DTE Energy Co., 4.22%, 11/1/24	902,000	888,260
DTE Energy Co., 2.85%, 10/1/26	1,181,000	1,101,996
Public Service Enterprise Group, Inc., 6.125%, 10/15/33	793,000	820,503
Sempra, 5.50%, 8/1/33	555,000	550,503
WEC Energy Group, Inc., 5.60%, 9/12/26	1,042,000	1,048,380
		6,404,142
Oil, Gas and Consumable Fuels — 5.2%
Aker BP ASA, 6.00%, 6/13/33(1)	350,000	350,827
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	468,000	466,700
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	730,000	737,106
Diamondback Energy, Inc., 6.25%, 3/15/33	300,000	310,766
Enbridge, Inc., 5.90%, 11/15/26	780,000	793,627
Enbridge, Inc., 5.70%, 3/8/33	872,000	872,489
Energy Transfer LP, 5.50%, 6/1/27	517,000	516,570
Energy Transfer LP, 5.75%, 2/15/33	754,000	751,348
Energy Transfer LP, 6.55%, 12/1/33	330,000	345,440
Hess Corp., 3.50%, 7/15/24	394,000	388,245
MPLX LP, 4.875%, 6/1/25	828,000	819,181
Occidental Petroleum Corp., 6.625%, 9/1/30	1,329,000	1,375,954
ONEOK, Inc., 6.05%, 9/1/33	94,000	95,738
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	704,000	710,761
Shell International Finance BV, 2.375%, 11/7/29	1,483,000	1,296,034
Southwestern Energy Co., 5.375%, 3/15/30	237,000	224,894
Targa Resources Corp., 6.50%, 3/30/34	160,000	166,737
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	890,000	865,031
Western Midstream Operating LP, 6.35%, 1/15/29	202,000	207,585
Western Midstream Operating LP, 6.15%, 4/1/33	355,000	357,828
Williams Cos., Inc., 5.30%, 8/15/28	145,000	144,829
		11,797,690
Passenger Airlines — 0.3%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	745,000	715,780
Personal Care Products — 1.1%
Kenvue, Inc., 5.00%, 3/22/30	2,455,000	2,468,146
Pharmaceuticals — 1.3%
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	1,714,000	1,683,385
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	645,000	614,985
Viatris, Inc., 1.65%, 6/22/25	583,000	546,450
		2,844,820
Residential REITs — 0.1%
Invitation Homes Operating Partnership LP, 5.50%, 8/15/33	332,000	317,393

Retail REITs — 0.8%
NNN REIT, Inc., 4.30%, 10/15/28	1,148,000	1,082,058
NNN REIT, Inc., 5.60%, 10/15/33	740,000	724,102
		1,806,160
Semiconductors and Semiconductor Equipment — 1.7%
Broadcom, Inc., 3.42%, 4/15/33(1)	1,339,000	1,125,939
Intel Corp., 5.20%, 2/10/33(2)	1,249,000	1,266,849
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 5/11/31	1,803,000	1,464,674
		3,857,462
Specialized REITs — 1.2%
American Tower Corp., 5.25%, 7/15/28	728,000	722,624
American Tower Corp., 5.55%, 7/15/33	789,000	780,755
VICI Properties LP, 4.375%, 5/15/25	1,187,000	1,156,822
		2,660,201
Specialty Retail — 1.8%
AutoZone, Inc., 4.00%, 4/15/30	689,000	637,865
AutoZone, Inc., 6.55%, 11/1/33	605,000	645,327
Home Depot, Inc., 4.95%, 9/30/26(3)	1,000,000	1,002,068
Lowe's Cos., Inc., 5.15%, 7/1/33	1,140,000	1,121,544
O'Reilly Automotive, Inc., 5.75%, 11/20/26	650,000	657,634
		4,064,438
Textiles, Apparel and Luxury Goods — 0.6%
Tapestry, Inc., 7.00%, 11/27/26	1,000,000	1,011,077
Tapestry, Inc., 7.85%, 11/27/33	319,000	324,139
		1,335,216
Trading Companies and Distributors — 0.9%
Air Lease Corp., 3.125%, 12/1/30	620,000	522,063
Aircastle Ltd., 5.25%, 8/11/25(1)	868,000	850,579
Aircastle Ltd., 6.50%, 7/18/28(1)	701,000	699,398
		2,072,040
TOTAL CORPORATE BONDS (Cost $215,035,543)		214,509,120
U.S. TREASURY SECURITIES — 1.5%
U.S. Treasury Notes, 4.50%, 7/15/26	700,000	699,590
U.S. Treasury Notes, 4.625%, 11/15/26	2,500,000	2,510,937
U.S. Treasury Notes, 1.875%, 2/28/29	125,600	111,176
TOTAL U.S. TREASURY SECURITIES (Cost $3,318,650)		3,321,703
MUNICIPAL SECURITIES — 0.2%
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34 (Cost $575,889)	595,000	480,073
PREFERRED STOCKS — 0.2%
Banks — 0.2%
Citigroup, Inc., 7.625% (Cost $405,000)	405,000	403,805
SHORT-TERM INVESTMENTS — 4.9%
Money Market Funds — 4.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,458,813	9,458,813
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,554,108	1,554,108
TOTAL SHORT-TERM INVESTMENTS (Cost $11,012,921)		11,012,921
TOTAL INVESTMENT SECURITIES — 102.1% (Cost $230,348,003)		229,727,622
OTHER ASSETS AND LIABILITIES — (2.1)%		(4,616,913)
TOTAL NET ASSETS — 100.0%		$225,110,709

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	54	March 2024	$11,040,891	$26,473
U.S. Treasury 10-Year Notes	134	March 2024	14,712,781	14,795
			$25,753,672	$41,268
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Ultra Notes	55	March 2024	$5,876,836	$(5,143)
U.S. Treasury 10-Year Ultra Notes	35	March 2024	3,973,047	(15,381)
			$9,849,883	$(20,524)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $37,076,754, which represented 16.5% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,510,133. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,554,108.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$214,509,120	—
U.S. Treasury Securities	—	3,321,703	—
Municipal Securities	—	480,073	—
Preferred Stocks	—	403,805	—
Short-Term Investments	$11,012,921	—	—
	$11,012,921	$218,714,701	—
Other Financial Instruments
Futures Contracts	$41,268	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$20,524	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.